12. INCOME TAXES (Details Narrative) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Income Taxes Details Narrative
Operating Loss Carryforwards	¥ 347,416
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2022